General Information and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
General Information and Summary of Significant Accounting Policies
Schedule of Estimated Useful Lives of Premises and Equipment

Buildings	40 years
Equipment and furniture	3-6 years
Leasehold improvements	1-5 years
Leased property under capital leases	4years